Shareholder Report, Average Annual Return (Details)		1 Months Ended	12 Months Ended	20 Months Ended
	Dec. 27, 2022	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024
C000238089
Average Annual Return [Line Items]
Line Graph and Table Measure Name		RM Greyhawk Fund
Without Sales Load [Member] | C000238089
Average Annual Return [Line Items]
Average Annual Return, Percent			6.04%	4.22%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			7.30%	5.11%